Revenue - Geographical market (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 20,079	£ 27,223	£ 27,359
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,075	4,379	0
Rest of Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	619	1,846	1,599
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,385	20,998	22,197
Rest of the World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 0	£ 0	£ 3,563